Acquisitions - Summary of Acquisition Activity (Parenthetical) (Detail) - Pagero Group AB [Member] $ in Millions	3 Months Ended
Jun. 30, 2024 USD ($)
Goodwill [member]
Disclosure of detailed information about business combination [Line Items]
Business combination measurement period adjustment	$ 18
Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Business combination measurement period adjustment	14
Other intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Business combination measurement period adjustment	$ 7